Putnam Premier Income Trust
The fund's portfolio
10/31/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (21.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.062%, 4/15/37	$64,609	$106,372
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.752%, 11/15/35	134,826	215,721
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.729%, 4/15/40	3,861,373	415,136
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.279%, 12/15/47	6,842,821	1,042,846
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.179%, 8/15/56	9,030,399	2,099,568
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.179%, 4/15/47	2,344,800	476,004
REMICs Ser. 4813, IO, 5.50%, 8/15/48	5,156,456	1,075,506
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	3,781,764	700,383
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,042,321	329,081
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,147,158	167,866
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,825,855	234,414
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	3,798,947	484,366
REMICs Ser. 4425, IO, 4.00%, 1/15/45	4,720,870	665,171
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,331,508	824,004
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,917,867	348,181
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	3,241,534	142,773
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	10,315,901	1,315,277
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	6,755,518	770,845
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	2,447,720	268,099
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	4,423,600	356,861
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,680,843	131,397
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	7,574,302	591,318
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,595,819	245,594
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,860,555	75,632
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	5,745,251	262,231
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,951	1,629
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,618,212	121,099
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.375%, 7/25/43(WAC)	2,270,618	22,706
Federal National Mortgage Association
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,550,206	32,864
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	177,705	32,585
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	566,926	101,657
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	6,954	121
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 28.964%, 7/25/36	93,478	168,419
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.517%, 6/25/37	109,693	172,777
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 16.60%, 2/25/38	83,125	109,775
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.782%, 8/25/35	73,444	98,761
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.655%, 11/25/34	103,952	121,332
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.627%, 4/25/42	2,196,774	403,132
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.577%, 4/25/40	1,608,405	311,628
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.427%, 3/25/48	8,241,120	1,535,321
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.327%, 5/25/47	19,180,431	3,397,813
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.327%, 10/25/41	1,591,282	80,837
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.277%, 12/25/46	6,239,095	1,154,233
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.277%, 5/25/39	20,502,000	3,963,057
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.227%, 8/25/49	9,103,153	1,536,157
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 4.077%, 10/25/41	4,919,322	737,898
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,205,826	912,798
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	4,063,712	826,592
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	1,880,907	60,791
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	6,839,282	1,405,541
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	840,055	171,473
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	4,855,818	455,476
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.127%, 2/25/43	4,299,315	897,482
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	3,438,092	472,738
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	2,630,328	235,131
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	3,284,619	389,036
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	7,884,463	1,352,665
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	2,228,777	287,044
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,877,801	216,248
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,864,601	256,756
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	4,599,872	486,827
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,217,200	99,000
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,674,042	141,024
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	2,642,088	190,764
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,029,465	65,693
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	10,466	9,550
Government National Mortgage Association
FRB Ser. 15-H08, Class CI, IO, 1.805%, 3/20/65(WAC)	6,156,295	494,455
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 4.334%, 4/20/44	9,286,236	1,706,346
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.304%, 9/20/43	1,078,169	196,723
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.254%, 8/20/49	15,557,250	2,814,929
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.254%, 7/20/49	16,329,954	2,401,646
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.204%, 8/20/49	1,108,748	139,979
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.204%, 6/20/49	1,117,264	166,193
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.104%, 7/20/40	10,760,064	1,932,884
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.754%, 8/20/44	4,615,857	744,307
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,913,644	385,044
Ser. 16-42, IO, 5.00%, 2/20/46	5,045,785	973,041
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	7,544,355	974,882
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	8,077,493	1,649,343
Ser. 14-76, IO, 5.00%, 5/20/44	1,973,341	402,470
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,534,068	311,569
Ser. 12-146, IO, 5.00%, 12/20/42	1,371,715	280,447
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,061,637	419,029
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,448,655	298,117
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	6,463,482	1,326,953
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,313,123	669,748
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	6,626,607	1,321,976
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,219,837	248,185
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,138,630	808,845
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,576,072	431,492
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	5,791,896	738,467
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	4,070,180	411,699
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,898,911	395,733
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	2,819,416	542,738
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	3,572,108	490,879
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,794,361	518,630
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	580,726	67,916
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	2,513,861	485,260
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,871,720	370,528
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	4,591,296	840,253
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,562,714	460,700
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	2,892,185	535,871
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,765,821	333,387
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,516,642	335,436
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	2,962,554	277,739
Ser. 16-29, IO, 4.00%, 2/16/46	2,471,903	435,673
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	6,312,445	994,968
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,826,674	750,411
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	4,206,597	668,999
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	3,995,332	555,591
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	11,266,560	1,726,037
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	8,444,848	802,261
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,398,287	232,501
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	6,038,281	633,937
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,409,001	224,825
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,213,918	212,227
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,146,575	527,280
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	3,574,960	351,478
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	2,614,456	181,888
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	3,280,516	540,957
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	6,448,719	719,161
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	6,387,170	771,712
Ser. 13-76, IO, 3.50%, 5/20/43	5,135,428	695,491
Ser. 13-28, IO, 3.50%, 2/20/43	1,569,687	206,445
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,451,898	307,542
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,686,947	457,108
Ser. 13-14, IO, 3.50%, 12/20/42	7,844,907	740,638
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,547,235	306,662
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,240,609	564,994
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	4,175,479	724,580
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	4,801,764	804,976
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,889,392	343,477
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	4,804,363	440,115
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,206,976	504,556
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	3,398,478	180,017
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	8,206,647	663,343
Ser. 16-H18, Class QI, IO, 2.953%, 6/20/66(WAC)	7,131,153	825,909
Ser. 18-H15, Class KI, IO, 2.798%, 8/20/68(WAC)	8,944,851	1,151,650
Ser. 17-H16, Class JI, IO, 2.728%, 8/20/67(WAC)	20,197,859	2,726,711
Ser. 17-H16, Class FI, IO, 2.695%, 8/20/67(WAC)	7,628,285	867,717
Ser. 18-H05, Class AI, IO, 2.418%, 2/20/68(WAC)	6,185,590	840,854
Ser. 18-H02, Class EI, IO, 2.413%, 1/20/68(WAC)	15,126,752	1,928,661
Ser. 16-H16, Class EI, IO, 2.395%, 6/20/66(WAC)	7,392,190	790,225
Ser. 16-H03, Class AI, IO, 2.378%, 1/20/66(WAC)	8,134,147	721,906
Ser. 18-H03, Class XI, IO, 2.375%, 2/20/68(WAC)	10,286,871	1,346,551
Ser. 18-H05, Class BI, IO, 2.357%, 2/20/68(WAC)	10,675,982	1,374,533
Ser. 17-H12, Class QI, IO, 2.35%, 5/20/67(WAC)	9,088,001	1,015,339
Ser. 17-H06, Class BI, IO, 2.345%, 2/20/67(WAC)	10,233,813	1,159,491
Ser. 17-H02, Class BI, IO, 2.335%, 1/20/67(WAC)	6,510,172	779,704
Ser. 15-H10, Class BI, IO, 2.325%, 4/20/65(WAC)	6,265,938	564,899
Ser. 17-H16, Class IH, IO, 2.305%, 7/20/67(WAC)	13,501,925	1,229,944
Ser. 16-H09, Class BI, IO, 2.286%, 4/20/66(WAC)	10,944,103	1,072,391
Ser. 16-H17, Class KI, IO, 2.229%, 7/20/66(WAC)	5,099,165	554,534
Ser. 15-H15, Class BI, IO, 2.228%, 6/20/65(WAC)	5,429,529	511,999
Ser. 17-H08, Class NI, IO, 2.217%, 3/20/67(WAC)	13,410,719	1,483,226
Ser. 17-H16, Class IG, IO, 2.188%, 7/20/67(WAC)	18,308,166	1,670,620
Ser. 16-H23, Class NI, IO, 2.144%, 10/20/66(WAC)	28,061,528	3,148,503
Ser. 16-H02, Class HI, IO, 2.137%, 1/20/66(WAC)	10,698,500	844,112
Ser. 16-H22, Class AI, IO, 2.046%, 10/20/66(WAC)	10,062,037	1,090,866
Ser. 17-H19, Class MI, IO, 2.045%, 4/20/67(WAC)	5,156,889	552,818
Ser. 16-H10, Class AI, IO, 2.016%, 4/20/66(WAC)	18,128,434	1,205,758
Ser. 16-H03, Class DI, IO, 2.008%, 12/20/65(WAC)	8,648,442	724,307
Ser. 16-H06, Class DI, IO, 1.933%, 7/20/65	12,721,144	964,911
Ser. 17-H11, Class DI, IO, 1.923%, 5/20/67(WAC)	9,574,616	1,041,239
Ser. 15-H24, Class AI, IO, 1.908%, 9/20/65(WAC)	7,924,763	739,705
Ser. 15-H20, Class CI, IO, 1.894%, 8/20/65(WAC)	9,298,148	941,205
Ser. 15-H25, Class EI, IO, 1.863%, 10/20/65(WAC)	7,260,960	621,538
Ser. 17-H09, IO, 1.862%, 4/20/67(WAC)	12,524,121	1,177,731
Ser. 15-H20, Class AI, IO, 1.842%, 8/20/65(WAC)	7,972,788	688,849
Ser. 16-H06, Class CI, IO, 1.791%, 2/20/66(WAC)	11,642,056	742,926
Ser. 15-H23, Class BI, IO, 1.747%, 9/20/65(WAC)	9,287,789	734,664
Ser. 16-H24, Class CI, IO, 1.703%, 10/20/66(WAC)	6,619,787	519,336
Ser. 16-H14, IO, 1.689%, 6/20/66(WAC)	7,659,298	522,050
Ser. 13-H08, Class CI, IO, 1.653%, 2/20/63(WAC)	10,481,032	515,667
Ser. 14-H21, Class BI, IO, 1.548%, 10/20/64(WAC)	10,459,210	691,354
Ser. 15-H26, Class CI, IO, 0.291%, 8/20/65(WAC)	18,156,025	237,844
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,489	3,024

		121,880,036
Commercial mortgage-backed securities (8.3%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	7,608,552	76
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45(WAC)	1,882,000	1,665,570
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	1,026,000	923,400
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	1,064,594	1,065,871
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	1,064,979	532,490
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)	805,492	40,275
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42(WAC)	828,000	467,800
FRB Ser. 06-PW14, Class XW, IO, 0.309%, 12/11/38(WAC)	1,084,600	5,044
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	78,205	1
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.741%, 12/15/47(WAC)	1,068,000	1,078,897
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,197,871
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.85%, 5/10/47(WAC)	682,000	641,080
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45(WAC)	613,000	562,366
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	1,152,932
FRB Ser. 14-CR19, Class D, 4.747%, 8/10/47(WAC)	1,030,000	1,029,115
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.881%, 12/15/39(WAC)	2,179,825	10,215
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	26,697	26,697
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	208,100	211,087
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.774%, 4/15/50(WAC)	1,390,000	1,344,012
GS Mortgage Securities Corp., II 144A FRB Ser. 05-GG4, Class XC, IO, 1.368%, 7/10/39(WAC)	870,847	87
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.534%, 9/10/47(WAC)	2,754,000	2,315,203
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.812%, 2/15/47(WAC)	2,670,000	2,515,055
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	1,277,000	1,142,598
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	1,066,000	1,054,564
FRB Ser. 14-C18, Class E, 4.312%, 2/15/47(WAC)	914,000	780,311
FRB Ser. 14-C25, Class D, 3.955%, 11/15/47(WAC)	1,854,000	1,679,407
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	1,289,226
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	1,312,000	1,187,627
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.183%, 2/12/51(WAC)	757,000	726,720
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46(WAC)	1,113,000	1,054,482
FRB Ser. 12-C6, Class E, 5.158%, 5/15/45(WAC)	1,115,000	1,071,265
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,565,619
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	4,973,005	50
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.811%, 12/15/49(WAC)	473,964	680
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	1,100,244	877,268
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.354%, 8/15/46(WAC)	1,900,000	988,000
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	2,860,000	2,595,542
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	1,988,000	1,688,395
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	822,716
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	802,518	200,630
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,111,404	1,012,341
STRIPs III, Ltd. 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	376,000	38
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,081,996	85,023
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.89%, 5/10/63(WAC)	1,476,000	839,549
FRB Ser. 12-C4, Class D, 4.48%, 12/10/45(WAC)	706,000	706,136
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.085%, 5/15/46(WAC)	3,954,885	40
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	1,500,000	1,093,245
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.285%, 7/15/46(WAC)	456,000	426,553
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,722,803
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	2,094,147
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	739,000	675,004
FRB Ser. 12-C10, Class D, 4.435%, 12/15/45(WAC)	1,141,000	989,198

		46,154,321
Residential mortgage-backed securities (non-agency) (13.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.013%, 5/25/47	422,744	266,768
Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1, 4.461%, 9/25/35(WAC)	355,191	336,364
Bellemeade Re Ltd. 144A FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 5.764%, 10/25/29 (Bermuda)	727,000	727,001
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.003%, 11/25/47	1,067,521	920,289
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 4.714%, 4/25/37(WAC)	352,944	353,978
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.173%, 3/25/37	2,526,432	2,216,003
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.35%, 8/25/46	379,972	353,851
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.33%, 6/25/46	731,293	678,767
FRB Ser. 06-OA7, Class 1A1, 3.063%, 6/25/46(WAC)	1,286,016	1,133,623
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.18%, 11/20/35	2,143,587	2,035,563
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.173%, 9/25/35	858,796	817,568
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.163%, 2/25/37	783,943	384,289
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.033%, 4/25/47	803,108	697,731
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.013%, 8/25/46	686,471	665,877
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.013%, 8/25/46	890,817	855,184
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.013%, 8/25/46	4,518,969	4,083,434
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.013%, 12/25/36	890,877	550,029
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.323%, 5/25/28	828,594	1,094,970
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.823%, 7/25/28	2,018,583	2,698,246
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.173%, 4/25/28	1,295,173	1,672,190
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.373%, 12/25/27	1,039,229	1,257,747
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.173%, 9/25/28	250,000	275,033
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 6.773%, 7/25/29	570,000	645,363
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.673%, 3/25/29	640,000	672,346
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.123%, 9/25/30	2,462,000	2,479,144
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	695,842
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 6.073%, 10/25/48	170,000	182,934
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.523%, 12/25/30	1,500,000	1,565,168
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.273%, 3/25/49	674,000	678,374
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.123%, 10/25/48	304,200	307,004
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 12.823%, 10/25/48	327,000	413,747
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 12.573%, 1/25/49	315,000	399,785
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 12.323%, 3/25/49	252,000	318,395
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 9.573%, 9/25/48	389,000	413,416
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.473%, 1/25/49	440,000	446,188
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.173%, 2/25/49	167,000	168,265
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.573%, 10/25/28	238,805	339,938
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.073%, 9/25/28	2,310,960	3,328,593
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.573%, 10/25/28	1,296,043	1,851,091
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.573%, 8/25/28	841,038	1,193,176
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.573%, 1/25/29	269,381	356,961
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 12.073%, 1/25/29	139,521	187,185
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.723%, 10/25/28	3,226,921	3,478,749
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.523%, 4/25/28	3,426,077	3,734,273
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.373%, 4/25/28	469,063	499,979
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.323%, 9/25/29	1,459,000	1,701,935
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 6.823%, 7/25/25	3,037,021	3,276,174
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.823%, 7/25/25	674,119	716,348
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.673%, 10/25/29	2,230,000	2,519,012
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 6.273%, 2/25/30	110,000	120,040
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 6.073%, 1/25/31	630,000	682,854
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.823%, 5/25/25	62,784	66,300
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.473%, 9/25/29	500,000	524,001
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.423%, 1/25/30	314,000	329,689
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.373%, 7/25/30	1,772,000	1,836,465
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.623%, 2/25/30	310,000	316,015
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.373%, 12/25/30	536,000	543,431
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.073%, 7/25/30	172,000	173,492
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 3.923%, 3/25/31	251,000	251,474
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.273%, 5/25/30	180,000	195,326
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 4.323%, 5/25/30	1,357,000	1,375,316
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 5.923%, 9/25/31	578,000	613,479
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 5.573%, 9/25/39	300,000	301,743
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.273%, 7/25/31	185,000	186,453
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.123%, 8/25/31	293,000	294,813
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.133%, 5/25/37	966,242	706,069
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.366%, 5/19/35	552,303	349,531
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.023%, 6/25/37	877,407	497,851
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	730,000	728,540
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.109%, 2/26/37	831,934	753,152
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 2.618%, 8/25/35	253,756	247,972
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.673%, 7/25/28 (Bermuda)	2,230,000	2,232,788
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.573%, 4/25/27 (Bermuda)	550,000	585,028
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.523%, 3/25/28 (Bermuda)	620,000	622,790
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.033%, 8/25/36	985,600	951,104
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.003%, 1/25/37	1,127,132	1,031,316
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.192%, 9/25/35(WAC)	837,300	851,493
FRB Ser. 05-AR14, Class 1A2, 4.104%, 12/25/35(WAC)	329,424	329,810
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.313%, 10/25/45	681,327	680,868
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.223%, 12/25/45	595,235	574,923
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.192%, 4/25/36(WAC)	288,065	298,147
FRB Ser. 06-AR2, Class 1A1, 4.916%, 3/25/36(WAC)	283,435	282,812

		76,178,975

Total mortgage-backed securities (cost $247,174,000)		$244,213,332

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$190,949	$212,671
5.00%, with due dates from 4/20/49 to 10/20/49	4,809,656	5,277,348
4.50%, TBA, 11/1/49	8,000,000	8,373,750
4.50%, with due dates from 2/20/49 to 10/20/49	800,000	851,656
4.00%, TBA, 11/1/49	9,000,000	9,355,078
3.50%, with due dates from 8/20/49 to 10/20/49(FWC)	668,375	704,222

		24,774,725
U.S. Government Agency Mortgage Obligations (37.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.00%, 4/1/49	65,591	72,147
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	350,698	385,908
4.50%, 5/1/49	162,994	176,148
3.50%, 6/1/49(FWC)	2,000,000	2,052,812
Uniform Mortgage-Backed Securities
5.50%, TBA, 11/1/49	5,000,000	5,391,992
4.50%, TBA, 11/1/49	8,000,000	8,414,375
4.00%, TBA, 11/1/49	64,000,000	66,409,997
3.50%, TBA, 11/1/49	99,000,000	101,652,893
3.00%, TBA, 12/1/49	3,000,000	3,046,289
3.00%, TBA, 11/1/49	3,000,000	3,048,750
2.50%, TBA, 11/1/49	16,000,000	15,912,499

		206,563,810

Total U.S. government and agency mortgage obligations (cost $231,390,659)		$231,338,535

U.S. TREASURY OBLIGATIONS (0.6%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.125%, 3/31/24(i)	$120,000	$123,268
2.00%, 8/15/25(i)	2,867,000	2,927,637
2.00%, 2/15/25(i)	55,000	56,472

Total U.S. treasury obligations (cost $3,107,377)		$3,107,377

CORPORATE BONDS AND NOTES (25.0%)(a)
		Principal amount	Value
Basic materials (2.6%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$459,000	$499,823
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		107,000	110,210
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		720,000	743,400
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		105,000	107,100
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		212,000	208,301
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		498,000	511,695
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		587,000	610,480
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		547,000	568,880
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		233,000	242,320
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		195,000	211,575
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		122,000	125,508
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		485,000	497,028
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	205,750
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		122,000	108,408
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		136,000	131,240
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		586,000	572,083
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	288,731
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	60,450
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		693,000	710,325
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		441,000	474,075
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		458,000	462,723
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		400,000	419,000
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		141,000	149,284
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		79,000	80,383
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		283,000	291,490
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		65,000	67,438
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		214,000	220,420
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		160,000	155,093
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		325,000	341,283
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		1,145,000	1,200,819
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		455,000	470,925
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		403,000	491,660
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		180,000	180,675
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		132,000	140,606
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		47,000	48,062
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		110,000	113,331
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		45,000	45,900
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		575,000	609,765
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		325,000	344,282
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		63,000	64,004
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		354,000	371,700
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		125,000	117,813
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		324,000	337,258
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		271,000	275,404
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		270,000	291,600
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		195,000	205,667

			14,483,967
Capital goods (2.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		757,000	775,925
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	274,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	475,147
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	271,625
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		125,000	131,563
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		300,000	315,375
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		240,000	243,300
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		429,000	439,725
Berry Global, Inc. 144A notes 4.50%, 2/15/26		85,000	85,531
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		110,000	116,050
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		369,000	365,310
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		100,000	106,500
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		175,000	182,427
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		570,000	598,101
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	416,400
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		343,000	342,143
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		408,000	432,480
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		215,000	222,525
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		458,000	484,198
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		250,000	251,875
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		675,000	696,094
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		585,000	608,517
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		695,000	747,125
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		230,000	238,625
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		361,000	377,696
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,432,000	1,534,030
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27(FWC)		255,000	254,156
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		200,000	209,500
Trivium Packaging Finance BV 144A company guaranty sr. unsec. notes 8.50%, 8/15/27 (Netherlands)		200,000	213,250
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		195,000	161,363
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		48,000	49,560

			11,621,066
Communication services (2.1%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		400,000	411,000
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	203,750
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		850,000	895,688
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		2,321,000	2,477,668
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		444,000	464,380
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		213,000	189,506
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	290,925
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		220,000	231,275
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		314,000	314,785
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		372,000	403,620
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		85,000	90,287
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		112,000	112,280
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		15,000	15,408
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		146,000	147,460
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		598,000	624,163
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		125,000	127,188
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	94,820
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		200,000	214,169
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		278,000	302,931
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		238,000	245,140
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		404,000	445,915
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		465,000	496,183
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		145,000	145,906
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		505,000	524,044
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		291,000	296,820
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	46,225
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	103,221
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		326,000	343,523
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		125,000	128,906
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		662,000	696,755
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	180,625
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	347,763
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		$150,000	158,250

			11,770,579
Consumer cyclicals (4.6%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	89,276
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	129,675
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		198,000	204,188
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		135,000	142,763
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		120,000	122,400
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		94,000	95,293
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		165,000	166,444
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		420,000	426,300
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		180,000	187,367
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	200,000	192,423
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		$465,000	476,044
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		526,000	549,670
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		553,000	569,590
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		200,000	200,000
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		50,000	54,813
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		163,000	170,131
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		600,000	627,000
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		228,000	237,690
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		530,000	555,811
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		519,000	567,656
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		320,000	336,384
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		615,000	650,350
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		388,000	403,035
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		210,372	225,624
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		419,739	450,170
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	161,675
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		600,000	660,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		75,000	79,125
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		50,000	52,524
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		428,000	449,400
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		591,000	608,730
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		505,000	515,731
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		235,000	82,250
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		170,000	166,600
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		195,000	193,050
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		180,000	200,700
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		404,000	380,770
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		255,000	243,047
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27		80,000	83,408
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		284,000	302,460
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	105,750
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		353,000	365,796
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		257,000	271,778
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		265,000	273,143
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		337,000	364,381
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		534,000	544,680
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		297,000	291,803
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		272,000	283,799
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		100,000	105,470
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		405,000	402,975
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		476,000	478,390
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		315,000	325,238
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		296,000	312,571
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		439,000	444,488
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		241,000	251,845
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		290,000	297,975
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		264,000	332,640
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	448,100
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		224,000	243,320
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		339,000	347,899
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		580,000	596,675
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		150,000	154,500
Scotts Miracle-Gro, Co. (The) 144A sr. unsec. notes 4.50%, 10/15/29		208,000	209,040
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		158,000	162,740
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		195,000	210,785
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	860,974
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		665,000	696,588
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		451,000	465,658
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		12,000	12,120
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	127,969
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		583,000	612,150
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		410,000	421,808
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	25,938
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		495,000	495,000
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		420,000	421,050
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		52,000	53,300
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		229,000	231,863
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		250,000	263,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		612,000	638,010
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		515,000	538,175

			25,699,701
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		385,000	397,513
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	226,125
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		138,000	141,623
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		200,000	202,000
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		25,000	27,688
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		100,000	106,630
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		125,000	132,500
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		229,000	241,023
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	520,201
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		737,000	762,795
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	311,963
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	306,063
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	245,211
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		350,000	367,938
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	89,356
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		781,000	815,169
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		265,000	273,822
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		135,000	151,538
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	561,638
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	142,088
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	75,825
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		235,000	245,610
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		180,000	181,350
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	131,094

			6,656,763
Energy (4.7%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		300,000	309,375
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		500,000	528,750
Aker BP ASA 144A sr. unsec. notes 4.75%, 6/15/24 (Norway)		150,000	156,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		195,000	147,225
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		133,000	93,266
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		324,000	289,170
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		38,000	28,453
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		328,000	320,620
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		268,000	253,608
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		96,000	73,440
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		119,000	36,890
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	264,271
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		293,000	324,890
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		1,191,000	1,283,303
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		57,000	35,625
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		253,000	166,980
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		23,000	16,790
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		368,000	272,320
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		235,000	205,625
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		343,000	358,435
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		499,000	523,950
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		356,000	395,267
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		870,000	829,763
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		543,000	568,114
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		510,000	531,038
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		159,000	144,690
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		50,000	46,875
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		97,000	91,665
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		528,000	549,120
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		315,000	234,770
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		40,000	33,800
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		130,000	97,500
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		124,000	74,400
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		122,000	107,055
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		84,000	57,120
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	284,684
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	421,180
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		3,117,000	3,774,687
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		3,254,000	3,493,983
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		378,000	426,006
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		2,906,000	3,154,463
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		682,000	722,750
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		689,000	41,340
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		972,000	60,167
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		2,345,000	140,700
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		931,000	1,011,662
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		116,000	100,340
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		195,000	207,136
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		233,000	235,568
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		188,000	142,410
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		45,000	5
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		44,000	38,940
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		211,000	200,978
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		225,000	211,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		155,000	153,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		80,000	86,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		410,000	438,708
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		244,750	244,138
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		137,000	138,133
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		395,000	391,050
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		10,000	10,188
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		127,000	66,675
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	80,800
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	66,900
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		183,000	183,915
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		225,000	218,813

			26,197,932
Financials (3.5%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,438,000	2,000,618
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		369,000	410,974
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		163,000	218,420
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		148,000	163,540
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		185,000	209,766
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		175,000	196,875
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		195,000	210,113
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	636,523
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		82,000	87,172
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	248,146
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		678,000	742,410
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		125,000	132,813
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		500,000	667,500
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	267,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		220,000	226,875
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		170,000	185,148
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	112,500
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		250,000	274,492
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		185,000	203,435
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		214,000	222,293
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	218,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	251,220
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		205,000	209,869
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		150,000	151,500
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	21,876
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	210,500
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		322,000	332,063
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		125,000	127,969
Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		670,000	990,642
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		510,000	529,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		115,000	120,463
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	232,353
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$305,000	333,594
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		220,000	232,925
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		236,000	236,885
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		300,000	291,660
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	228,750
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		306,000	435,668
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		410,000	417,688
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		235,000	245,023
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		745,000	843,713
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		330,000	342,684
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		125,000	138,438
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		178,000	160,200
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	217,004
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		4,200,000	4,524,013

			19,461,363
Health care (2.3%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		305,000	345,037
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	686,611
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	270,000	304,558
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$185,000	193,327
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		255,000	286,289
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		235,000	258,794
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		115,000	124,056
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		370,000	384,106
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		355,000	371,392
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		270,000	277,763
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		395,000	410,678
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		305,000	311,481
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		135,000	142,898
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		1,051,000	1,024,068
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		235,000	181,538
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		665,000	650,038
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		256,000	286,471
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	164,208
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		270,000	294,249
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		201,000	219,090
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		128,000	142,080
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		370,000	382,950
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		233,000	244,347
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		270,000	284,850
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		70,000	71,138
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	372,750
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		100,000	104,500
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		1,075,000	1,108,594
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		660,000	679,800
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		125,000	132,449
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		525,000	546,000
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		755,000	781,425
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		385,000	345,390
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		250,000	234,688
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		165,000	172,683
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		110,000	117,013

			12,637,309
Technology (0.9%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		1,318,000	—
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		160,000	164,400
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		230,000	233,105
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,275,000	1,455,256
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		483,000	512,101
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		125,000	136,678
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		204,000	195,442
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		213,000	216,461
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		210,000	224,171
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		584,000	622,690
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		821,000	829,210
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		400,000	408,760

			4,998,274
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		502,000	510,785

			510,785
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		965,000	1,003,600
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		135,000	145,122
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		138,000	140,070
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		135,000	138,038
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		188,000	195,520
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		85,000	86,594
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	727,444
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		206,000	225,570
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		247,000	267,686
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		320,000	346,400
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		325,000	344,697
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		110,000	114,107
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		260,000	278,850
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		205,000	308
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		169,000	181,253
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		165,000	170,363
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		115,000	119,529
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		65,000	66,569
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		152,000	161,120
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		369,000	389,930

			5,102,770

Total corporate bonds and notes (cost $135,936,158)			$139,140,509

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.7%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		$385,000	$163,244
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		650,000	260,000
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		2,375,000	1,508,125
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,255,000	2,409,195
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		1,370,000	1,447,063
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		900,000	306,675
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		700,000	240,481
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 61.097%, 5/31/22 (Argentina)	ARS	17,110,000	117,757
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$1,990,000	678,093
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		66,667	33,000
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		2,618,000	916,807
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		2,664,000	1,743,207
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		1,011,000	753,195
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		116,667	121,771
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		445,000	534,000
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		1,150,000	1,303,813
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,753,125
Ecuador (Republic of) 144A sr. unsec. notes 9.50%, 3/27/30 (Ecuador)		1,400,000	1,338,749
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		635,000	656,431
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		880,000	909,700
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		700,000	722,750
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	2,892,932
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	1,411,000	1,782,674
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	61,000	87,399
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	468,000	655,608
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	141,000	196,798
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	178,000	249,230
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	468,000	647,434
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	3,840,211	5,272,399
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	137,295	186,753
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	4,094,435	5,517,272
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	398,000	529,338
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	1,556,500	2,057,048
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	114,000	147,480
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	1,269,807	1,572,466
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$2,370,000	2,618,803
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	809,389
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	331,495
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		1,555,000	2,093,310
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,380,390
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,390,570
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		840,000	823,200
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		630,000	649,688
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	311,250
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		1,385,000	1,359,581
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	839,991
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$5,014,000	6,108,040
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		265,000	278,782
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	216,746
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		625,000	638,281
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		805,000	816,515
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,102,166
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		3,080,000	3,296,311
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	66,625
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		1,652,000	173,460
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		439,000	46,095
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		2,674,000	280,770

Total foreign government and agency bonds and notes (cost $65,586,880)			$65,343,470

PURCHASED SWAP OPTIONS OUTSTANDING (5.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785%		$8,145,400	$1,468,208
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		3,515,900	556,532
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		8,145,400	356,035
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		3,515,900	154,243
Citibank, N.A.
(1.30)/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.30		88,376,100	859,016
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		84,856,600	258,813
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		84,856,600	173,956
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	797,090
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	200,400
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		12,300,800	164,093
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	4,568,208
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		21,080,800	2,950,047
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	10,069,900	2,802,461
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$6,980,300	709,338
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	694,261
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	216,250
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	209,688
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	23,716
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	10,069,900	3,594
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$52,701,900	53
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		21,080,800	21
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	1,826,460
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,825,901
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,825,621
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	1,555,920
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	1,423,510
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		13,275,300	1,414,616
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	511,983
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	358,161
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	38,853
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	34,118
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		13,275,300	33,188
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		52,701,900	53
Toronto-Dominion Bank
(1.715)/3 month USD-LIBOR-BBA/Jan-22	Jan-20/1.715		67,885,300	44,804
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125		8,725,000	512,158
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	365,964
1.6125/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125		$8,725,000	357,987
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	267,469
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$88,250,900	255,045
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		88,250,900	181,797

Total purchased swap options outstanding (cost $18,844,769)				$29,999,631

CONVERTIBLE BONDS AND NOTES (3.8%)(a)
	Principal amount	Value
Capital goods (0.1%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$425,000	$419,295
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	309,000	311,291

		730,586
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	191,000	194,477
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	622,000	581,608
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	404,000	543,198
Intelsat SA cv. company guaranty sr. unsec. notes 4.50%, 6/15/25 (Luxembourg)	105,000	168,131
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	92,000	185,955
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	200,000	193,407

		1,866,776
Consumer cyclicals (0.6%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	205,000	233,134
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	216,000	269,711
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	37,480
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	386,000	487,070
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	237,000	300,017
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	425,000	519,940
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	261,000	265,806
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	497,000	584,118
RH cv. sr. unsec. unsub. notes zero %, 6/15/23	208,000	234,782
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	230,000	253,686

		3,185,744
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	328,000	306,942
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	270,000	245,700
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	490,000	527,106
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	231,000	235,864
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	269,000	267,407

		1,583,019
Energy (0.1%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $58,386)(RES)	84,334	21,084
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	160,000	88,300
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	215,000	176,336

		285,720
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	222,000	233,785
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	183,000	183,058
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)	194,000	266,501
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	272,000	276,298
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	112,000	103,740

		1,063,382
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	220,000	220,039
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	181,000	248,382
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	347,000	414,679
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	292,000	312,930
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	90,000	97,286
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	156,000	149,078
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	116,000	115,678
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	460,000	440,389
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	150,000	218,914
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	158,000	159,667
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	192,000	176,753
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	157,000	162,593
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	217,000	351,670
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	203,000	193,903

		3,261,961
Technology (1.5%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	431,000	482,720
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	222,000	221,536
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	114,000	111,148
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23	185,000	199,515
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	271,000	318,241
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	227,000	256,145
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	114,000	168,578
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	145,000	172,940
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	263,000	362,945
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	100,000	147,263
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	107,000	135,355
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	185,000	233,449
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	228,000	298,471
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	162,000	155,698
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	335,000	352,169
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	385,000	479,499
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	496,000	545,582
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	397,000	348,340
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	235,000	243,225
Q2 Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.75%, 6/1/26	185,000	195,318
Rapid7, Inc. cv. sr. unsec. notes 1.25%, 8/1/23	118,000	163,203
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	133,000	128,284
Silicon Laboratories, Inc. cv. sr. unsec. notes 1.375%, 3/1/22	105,000	132,685
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	223,000	225,393
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	585,000	647,589
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	472,000	456,786
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	195,000	198,656
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	216,000	280,271
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23, (Israel)	200,000	228,100
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	221,000	281,067
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	265,000	344,403
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24	197,000	201,405

		8,715,979
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	173,000	158,377

		158,377
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	281,000	318,803

		318,803

Total convertible bonds and notes (cost $20,994,137)		$21,170,347

SENIOR LOANS (3.5%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.104%, 1/31/24	$283,381	$277,359
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.927%, 9/6/24	71,580	66,659
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.604%, 3/1/26	237,967	235,736
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.664%, 4/12/25	109,722	106,019
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.427%, 2/8/25	85,000	84,894
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.19%, 10/1/25	413,136	402,549

		1,173,216
Capital goods (0.7%)
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 4.439%, 7/1/26	433,913	435,323
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 4/3/24	793,072	770,767
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.536%, 3/31/24	170,979	167,163
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.786%, 5/31/25	862,100	858,867
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.536%, 2/5/23	315,272	315,154
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.781%, 4/12/26	389,025	383,051
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.786%, 3/28/25	472,368	446,151
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 11/15/23	455,000	427,700

		3,804,176
Communication services (0.6%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.171%, 1/15/26	403,982	401,155
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 4.786%, 11/3/24	343,501	343,672
CenturyLink, Inc. bank term loan FRN Ser. B, 4.536%, 1/31/25	379,036	375,482
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.682%, 11/27/23	615,000	613,206
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.813%, 2/3/24	1,754,178	1,743,946
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.054%, 8/19/23	195,000	186,794

		3,664,255
Consumer cyclicals (1.1%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.036%, 2/28/25	264,950	261,439
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.286%, 8/21/26	190,000	190,396
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	381,975	375,887
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.08%, 8/24/26	215,000	215,717
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/17/26 (Canada)	265,000	263,178
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.687%, 10/4/23	198,922	198,424
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 4.281%, 11/2/25	209,472	209,846
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.781%, 5/1/26	294,489	295,348
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.073%, 5/21/24	434,761	152,166
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.934%, 10/16/23	168,476	128,042
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.42%, 11/6/24	979,375	965,908
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.554%, 9/19/26	320,000	321,280
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.93%, 3/11/22	225,000	218,742
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.536%, 10/1/25	941,883	946,592
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.813%, 2/28/26	220,000	180,400
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	520,359	465,722
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.536%, 8/14/24	139,646	137,900
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.786%, 11/28/22	258,583	255,350
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.104%, 5/30/26	265,000	246,450
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.786%, 7/24/24	241,523	230,051

		6,258,838
Consumer staples (0.5%)
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 2.75%), 4.536%, 11/17/25	188,722	189,613
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.786%, 7/12/24	610,509	605,675
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.236%, 6/21/24	884,119	858,332
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.286%, 8/30/26	610,000	581,025
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.216%, 2/5/25	223,864	221,945
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.624%, 9/7/23	206,847	162,116

		2,618,706
Energy (0.2%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.175%, 12/31/21	195,000	139,425
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.55%, 12/31/22	94,000	80,997
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.536%, 4/16/21	12,488	11,863
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.54%, 6/26/25	439,438	437,240
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.804%, 5/22/26	213,465	197,722

		867,247
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	100,000	99,800

		99,800
Health care (0.1%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.604%, 4/21/24	180,838	143,088
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.306%, 6/1/25	259,646	247,070

		390,158
Technology (0.1%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.909%, 11/1/23	115,000	114,689
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.286%, 7/2/25	371,893	369,413
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.287%, 11/3/23	139,293	123,700

		607,802

Total senior loans (cost $20,235,527)		$19,484,198

ASSET-BACKED SECURITIES (1.6%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.868%, 11/25/51	$303,333	$303,333
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.623%, 6/25/52	366,000	366,000
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	544,000	538,547
Station Place Securitization Trust 144A
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.746%, 9/24/20	2,722,000	2,722,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.746%, 6/24/20	2,770,000	2,770,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.572%, 10/24/20	1,177,000	1,177,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.473%, 8/25/52	770,000	770,000

Total asset-backed securities (cost $8,640,078)		$8,646,880

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Put)	Jan-20/$1.08	$28,451,191	EUR	25,509,900	$13,543
GBP/USD (Call)	Jan-20/1.33	28,061,815	GBP	21,663,500	245,850
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	19,018,477	AUD	27,589,000	95,606
EUR/SEK (Put)	Nov-19/SEK 10.50	18,626,625	EUR	16,701,000	1,807
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	19,018,477	AUD	27,589,000	95,606
EUR/NOK (Put)	Jan-20/NOK 9.85	13,970,025	EUR	12,525,800	10,980
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Nov-19/$101.63	158,000,000		$158,000,000	234,472
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/101.24	37,000,000		37,000,000	10,360
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/99.74	37,000,000		37,000,000	37
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Nov-19/102.72	20,000,000		20,000,000	21,180
UBS AG
AUD/USD (Put)	Jan-20/0.66	4,735,007	AUD	6,868,800	4,602

Total purchased options outstanding (cost $2,238,284)					$734,043

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	1,070	$11,075
CHC Group, LLC (Units) (acquired 3/23/17, cost $23,780)(NON)(RES)	1,640	410
Clear Channel Outdoor Holdings, Inc.(NON)	35,498	82,710
GenOn Energy, Inc.	892	200,700
iHeartMedia, Inc. Class A(NON)	15,096	216,477
MWO Holdings, LLC (Units)(F)	169	5,717
Nine Point Energy(F)	1,515	3,030
Tervita Corp. (Canada)(NON)	449	2,386
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	17,912
Tribune Media Co. Class 1C	92,963	51,130

Total common stocks (cost $1,181,333)		$591,547

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$429,559

Total preferred stocks (cost $412,195)		$429,559

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	32	$6,400

Total convertible preferred stocks (cost $32,000)		$6,400

SHORT-TERM INVESTMENTS (10.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.98%(AFF)	Shares	29,193,433	$29,193,433
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(P)	Shares	4,378,000	4,378,000
U.S. Treasury Bills 1.873%, 3/12/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		$6,643,000	6,605,671
U.S. Treasury Bills 1.651%, 4/2/20(SEGSF)(SEGCCS)		5,665,000	5,628,464
U.S. Treasury Bills 1.862%, 11/21/19(SEG)(SEGSF)(SEGCCS)		3,033,000	3,030,435
U.S. Treasury Bills 2.038%, 12/12/19(SEGSF)(SEGCCS)		2,947,000	2,942,057
U.S. Treasury Bills 1.966%, 11/14/19(SEG)(SEGSF)(SEGCCS)		2,782,000	2,780,504
U.S. Treasury Bills 1.994%, 11/7/19(SEGSF)(SEGCCS)(SEGTBA)		2,259,000	2,258,401
U.S. Treasury Bills 1.635%, 4/9/20(SEGSF)		1,493,000	1,482,906
U.S. Treasury Bills 2.058%, 12/5/19(SEGCCS)		1,351,000	1,349,095
U.S. Treasury Bills 1.655%, 2/20/20(SEGSF)		246,000	244,858
U.S. Treasury Bills 1.908%, 1/2/20(SEG)(SEGCCS)(SEGTBA)		206,000	205,451
U.S. Treasury Bills 1.620%, 4/16/20(SEGSF)(SEGCCS)(SEGTBA)		205,000	203,550

Total short-term investments (cost $60,289,195)			$60,302,825
TOTAL INVESTMENTS

Total investments (cost $816,062,592)			$824,508,653

	FORWARD CURRENCY CONTRACTS at 10/31/19 (aggregate face value $199,176,907) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Sell	2/4/20	$268,146	$198,212	$(69,934)
		British Pound	Buy	12/18/19	849,197	803,552	45,645
		Czech Koruna	Buy	12/18/19	778,874	760,260	18,614
		Euro	Sell	12/18/19	539,999	520,707	(19,292)
		Mexican Peso	Sell	1/15/20	78,206	131,986	53,780
		Norwegian Krone	Buy	12/18/19	918,285	932,724	(14,439)
		Russian Ruble	Sell	12/18/19	71,960	154,915	82,955
		Swedish Krona	Sell	12/18/19	2,283,433	2,265,411	(18,022)
	Barclays Bank PLC
		Canadian Dollar	Sell	1/15/20	2,035,260	2,009,854	(25,406)
		Euro	Buy	12/18/19	380,024	385,280	(5,256)
		Japanese Yen	Buy	11/20/19	2,272,433	2,324,861	(52,428)
		Japanese Yen	Sell	11/20/19	2,272,433	2,255,510	(16,923)
		New Zealand Dollar	Sell	1/15/20	1,940,575	1,888,374	(52,201)
		Norwegian Krone	Buy	12/18/19	5,166,452	5,247,267	(80,815)
		Swiss Franc	Buy	12/18/19	703,612	698,339	5,273
	Citibank, N.A.
		Brazilian Real	Sell	2/4/20	120,442	116,455	(3,987)
		Canadian Dollar	Buy	1/15/20	2,317,060	2,322,041	(4,981)
		Euro	Sell	12/18/19	2,238,528	2,226,923	(11,605)
		Japanese Yen	Buy	11/20/19	6,885,124	7,019,486	(134,362)
		Japanese Yen	Sell	11/20/19	6,885,124	6,834,234	(50,890)
		New Zealand Dollar	Sell	1/15/20	419,919	408,677	(11,242)
		Swedish Krona	Sell	12/18/19	1,075,596	1,066,893	(8,703)
	Credit Suisse International
		Euro	Buy	12/18/19	265,357	271,885	(6,528)
	Goldman Sachs International
		Brazilian Real	Buy	2/4/20	53,486	20,888	32,598
		Chilean Peso	Buy	1/15/20	20,592	27,026	(6,434)
		Euro	Sell	12/18/19	1,691,146	1,670,652	(20,494)
		Indian Rupee	Buy	11/20/19	4,639,183	4,619,906	19,277
		Indian Rupee	Sell	11/20/19	4,639,183	4,593,924	(45,259)
		Indonesian Rupiah	Buy	11/20/19	2,355,479	2,256,689	98,790
		Indonesian Rupiah	Sell	11/20/19	2,355,479	2,330,049	(25,430)
		Japanese Yen	Buy	11/20/19	4,661,744	4,627,232	34,512
		Japanese Yen	Sell	11/20/19	4,661,744	4,688,300	26,556
		New Taiwan Dollar	Buy	11/20/19	4,729,658	4,700,594	29,064
		New Taiwan Dollar	Sell	11/20/19	4,729,658	4,592,292	(137,366)
		New Zealand Dollar	Sell	1/15/20	3,572,616	3,475,521	(97,095)
		Norwegian Krone	Buy	12/18/19	2,329,841	2,366,658	(36,817)
		Russian Ruble	Sell	12/18/19	71,964	154,076	82,112
		South Korean Won	Buy	11/20/19	4,783,600	4,704,205	79,395
		South Korean Won	Sell	11/20/19	4,783,600	4,821,317	37,717
		Swedish Krona	Buy	12/18/19	736,138	757,042	(20,904)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/15/20	2,374,847	2,344,574	30,273
		British Pound	Sell	12/18/19	278,526	324,783	46,257
		Euro	Sell	12/18/19	770,228	760,896	(9,332)
		Indonesian Rupiah	Buy	11/20/19	2,355,479	2,299,574	55,905
		Indonesian Rupiah	Sell	11/20/19	2,355,479	2,279,837	(75,642)
		Japanese Yen	Sell	11/20/19	1,105,488	1,129,604	24,116
		New Zealand Dollar	Sell	1/15/20	390,516	380,298	(10,218)
		Norwegian Krone	Buy	12/18/19	137,915	139,912	(1,997)
		South Korean Won	Buy	11/20/19	2,380,132	2,341,231	38,901
		South Korean Won	Sell	11/20/19	2,380,132	2,407,103	26,971
		Swedish Krona	Sell	12/18/19	2,315,642	2,297,441	(18,201)
		Swiss Franc	Buy	12/18/19	709,715	709,980	(265)
	JPMorgan Chase Bank N.A.
		Euro	Sell	12/18/19	6,138,447	6,028,165	(110,282)
		Japanese Yen	Buy	11/20/19	2,282,733	2,265,829	16,904
		Japanese Yen	Sell	11/20/19	2,282,733	2,327,409	44,676
		New Zealand Dollar	Sell	1/15/20	2,841,787	2,741,977	(99,810)
		Swedish Krona	Sell	12/18/19	48,344	48,286	(58)
		Swiss Franc	Sell	12/18/19	712,055	717,273	5,218
	NatWest Markets PLC
		Australian Dollar	Buy	1/15/20	6,617,968	6,421,636	196,332
		Euro	Sell	12/18/19	904,697	893,832	(10,865)
		Indian Rupee	Buy	11/20/19	2,353,243	2,367,335	(14,092)
		Indian Rupee	Sell	11/20/19	2,353,243	2,304,627	(48,616)
		Japanese Yen	Buy	11/20/19	4,581,554	4,716,325	(134,771)
		Japanese Yen	Sell	11/20/19	4,581,554	4,547,270	(34,284)
		New Taiwan Dollar	Buy	11/20/19	4,774,073	4,718,312	55,761
		New Taiwan Dollar	Sell	11/20/19	4,774,073	4,608,605	(165,468)
		Norwegian Krone	Buy	12/18/19	2,319,170	2,322,548	(3,378)
		Swedish Krona	Sell	12/18/19	2,249,500	2,231,230	(18,270)
	State Street Bank and Trust Co.
		British Pound	Buy	12/18/19	2,423,572	2,311,492	112,080
		Canadian Dollar	Buy	1/15/20	4,640,803	4,662,402	(21,599)
		Euro	Sell	12/18/19	10,477,232	10,354,884	(122,348)
		Japanese Yen	Sell	11/20/19	1,439,468	1,353,083	(86,385)
		Norwegian Krone	Sell	12/18/19	2,320,965	2,339,571	18,606
		Swedish Krona	Sell	12/18/19	1,873,307	1,838,040	(35,267)
	UBS AG
		Australian Dollar	Buy	1/15/20	2,360,827	2,258,249	102,578
		Euro	Sell	12/18/19	2,287,976	2,258,587	(29,389)
		Japanese Yen	Buy	11/20/19	4,651,985	4,617,762	34,223
		Japanese Yen	Sell	11/20/19	4,651,985	4,632,945	(19,040)
		New Zealand Dollar	Buy	1/15/20	2,236,721	2,213,136	23,585
		Norwegian Krone	Buy	12/18/19	465,326	477,827	(12,501)
		Swedish Krona	Buy	12/18/19	1,150,585	1,158,740	(8,155)
		Swiss Franc	Sell	12/18/19	133,663	132,679	(984)
	WestPac Banking Corp.
		Euro	Buy	12/18/19	651,982	641,401	10,581

	Unrealized appreciation						1,489,255

	Unrealized (depreciation)						(2,068,030)

	Total						$(578,775)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Short)	260	$49,806,621	$49,806,607	Dec-19	$654,983
Euro-Dollar 90 day (Long)	534	534,000,000	131,350,650	Mar-20	(73,048)
Euro-Dollar 90 day (Short)	534	534,000,000	131,657,700	Mar-21	(390,115)
Euro-Schatz 2 yr (Short)	99	12,374,175	12,374,172	Dec-19	64,946
U.S. Treasury Bond Ultra 30 yr (Long)	19	3,605,250	3,605,250	Dec-19	(116,957)
U.S. Treasury Note 2 yr (Long)	103	22,206,961	22,206,961	Dec-19	(43,950)
U.S. Treasury Note 5 yr (Short)	199	23,721,422	23,721,422	Dec-19	127,037

Unrealized appreciation					846,966

Unrealized (depreciation)					(624,070)

Total					$222,896

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/19 (premiums $19,036,338) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		$8,485,700	$498,280
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	552,249
1.475/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.475		176,752,100	714,078
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		49,203,000	141,213
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	239,831
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	616,565
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$105,403,900	105
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	2,372
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	207,885
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	231,098
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	1,197,389
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	1,391,628
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	3,595,330
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		105,403,900	105
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		9,654,800	676
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		9,654,800	869
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		21,087,000	31,631
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	71,760
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	74,114
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	273,093
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	411,083
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	420,279
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	431,015
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		9,654,800	1,006,803
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		9,654,800	1,013,271
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	1,420,580
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	1,729,990
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	1,731,946
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	1,732,295
Toronto-Dominion Bank
1.8055/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.8055		13,577,100	56,073
UBS AG
(1.30)/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30		18,540,700	241,771
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	6,610,200	288,628
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	6,610,200	392,504
1.30/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30		$18,540,700	408,266
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	514,515
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	588,832

Total				$22,228,122

WRITTEN OPTIONS OUTSTANDING at 10/31/19 (premiums $1,477,062) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Jan-20/$1.13	$28,451,191	EUR	25,509,900	$144,959
GBP/USD (Call)	Jan-20/1.36	42,092,787	GBP	32,495,300	161,847
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 66.00	28,527,750	AUD	41,383,550	42,620
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/$101.63	158,000,000		$158,000,000	209,824
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.74	37,000,000		37,000,000	777
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.24	37,000,000		37,000,000	37
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Nov-19/102.72	20,000,000		20,000,000	16,500
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.00	25,000,000		25,000,000	2,075
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.19	25,000,000		25,000,000	75
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.09	24,000,000		24,000,000	24
UBS AG
AUD/USD (Call)	Jan-20/0.69	4,735,007	AUD	6,868,800	57,246

Total					$635,984

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304%	EUR	4,782,000	$(774,972)	$663,791
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	503,956
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	321,287
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(114,598)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(153,121)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	(359,726)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	282,172
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(124,472)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$53,025,600	(710,543)	329,819
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	164,294
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(164,315)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		53,025,600	(710,543)	(472,458)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	81,956
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(62,556)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		53,025,600	(713,194)	310,200
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	112,669
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(116,937)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		53,025,600	(713,194)	(466,095)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	958,143
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	540,192
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(319,094)	179,485
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	125,305
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(141,983)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(165,651)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(244,257)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(982,580)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	638,364
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	152,695
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		40,819,600	(224,916)	44,902
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		40,819,600	(224,916)	(87,354)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(191,230)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(253,274)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	418,611
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(521,424)
UBS AG
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	13,377
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(41,924)
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	45,236
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(24,358)

Unrealized appreciation					5,886,454

Unrealized (depreciation)					(4,688,313)

Total					$1,198,141

TBA SALE COMMITMENTS OUTSTANDING at 10/31/19 (proceeds receivable $11,459,766) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 11/1/49	$8,000,000	11/13/19	$8,414,375
Uniform Mortgage-Backed Securities, 3.00%, 11/1/49	3,000,000	11/13/19	3,048,750

Total			$11,463,125

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,357,000	$1,563,191		$(149)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,609,890
		26,351,000	3,379,173		(373)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,600,610)
		14,545,700	1,904,323		(206)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	1,924,910
		79,052,900	154,390		(39,718)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	693,532
		2,258,100	49,710	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	49,697
		5,844,400	123,679	(E)	(33)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(123,712)
		3,794,500	363,836		(50)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(367,562)
		12,234,100	397,853	(E)	(2,476)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	395,377
		4,229,500	92,905	(E)	(723)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	92,183
		1,191,046	133,709	(E)	(17)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	133,692
		3,175,800	309,444	(E)	(45)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(309,489)
		2,450,500	488,858	(E)	(84)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(488,941)
		7,620,100	129,084	(E)	(42)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	129,042
		11,185,500	191,977	(E)	(62)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	191,914
		2,997,900	650,277	(E)	(102)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(650,380)
		1,995,000	97,055	(E)	(44)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	97,010
		7,072,400	363,415	(E)	(100)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(363,515)
		4,598,100	111,743	(E)	(52)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	111,691
		384,600	43,869	(E)	(13)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,882)
		8,603,800	363,218	(E)	(122)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(363,340)
		2,293,600	76,072	(E)	(32)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(76,104)
		1,815,900	182,594	(E)	(62)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(182,656)
		14,103,100	83,631	(E)	(79)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,710)
		2,173,400	80,557	(E)	(31)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,588)
		6,866,200	718,150	(E)	(234)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(718,384)
		3,015,900	71,091	(E)	(103)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(71,194)
		12,114,500	35,338		(114)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,275
		12,114,500	38,912		(114)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,940
		42,305,000	597,177	(E)	67,707	12/18/26	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(529,470)
		12,726,200	109,636	(E)	(120)	12/9/24	1.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	109,516
		3,082,800	136,155	(E)	(105)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	136,050
		22,000	131	(E)	36	12/18/24	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95)
		66,800,000	620,104	(E)	142,892	12/18/29	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(477,212)
		144,035,000	225,271	(E)	32,999	12/18/21	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	258,270
		394,605,300	461,688	(E)	240,224	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(221,464)
		260,510,400	333,193	(E)	(318,242)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,951
		1,655,700	53,653	(E)	23,561	12/18/49	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(30,092)
		111,243,100	784,264	(E)	327,995	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	(456,269)
		53,025,600	16,756		(429)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,511
		53,025,600	92,371		(429)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(64,582)
		5,115,000	60,950		(174)	10/2/49	3 month USD-LIBOR-BBA — Quarterly	1.737% — Semiannually	(62,855)
		11,312,200	34,152	(E)	(107)	12/9/24	1.416% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,045
		240,291,000	293,155		(15,354)	10/4/21	1.512% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	389,634
		94,376,000	432,808		(6,148)	10/4/24	3 month USD-LIBOR-BBA — Quarterly	1.396% — Semiannually	(491,090)
		37,831,000	382,698		(4,689)	10/4/29	3 month USD-LIBOR-BBA — Quarterly	1.4925% — Semiannually	(405,548)
		10,977,000	294,184		(8,892)	10/4/49	1.675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	289,058
		11,242,000	27,543		(149)	10/15/29	1.62779% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,203)
		10,322,200	25,599	(E)	(97)	12/9/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,697)
		13,309,000	64,163		(108)	10/17/24	1.5915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(61,405)
		9,873,000	111,772		(131)	10/23/29	1.722% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(110,908)
		9,686,100	46,212	(E)	(91)	12/9/24	1.5775% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,304)
		7,070,100	16,509	(E)	(67)	12/9/24	3 month USD-LIBOR-BBA — Quarterly	1.527% — Semiannually	16,442
		12,726,300	77,605	(E)	(120)	12/9/24	1.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(77,725)
		13,978,000	58,288	(E)	(185)	11/4/29	3 month USD-LIBOR-BBA — Quarterly	1.6428% — Semiannually	58,103
	AUD	12,628,000	11,360	(E)	(46,962)	12/18/24	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	(58,323)
	AUD	11,388,000	5,095	(E)	57	12/18/29	6 month AUD-BBR-BBSW — Semiannually	1.30% — Semiannually	(5,037)
	AUD	25,693,000	11,105		(66)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	11,194
	AUD	5,327,000	3,364		(48)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	3,363
	AUD	25,762,000	7,619		(66)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	7,698
	AUD	5,327,000	10,407		(48)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	10,410
	CAD	48,165,000	131,758		(136)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	(159,305)
	CAD	5,059,000	120,412		(50)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	124,212
	CAD	16,094,000	72,925		(114)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	(77,912)
	CAD	16,094,000	77,519		(114)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	(82,624)
	CAD	52,462,000	80,221	(E)	65,515	12/18/24	3 month CAD-BA-CDOR — Semiannually	1.80% — Semiannually	145,735
	CAD	21,213,000	6,732	(E)	119,447	12/18/29	1.85% — Semiannually	3 month CAD-BA-CDOR — Semiannually	112,715
	CAD	2,494,000	26,934		(25)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR — Semiannually	25,965
	CHF	7,125,000	98,659		(59)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(99,606)
	CHF	3,463,000	34,704		(28)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(34,421)
	CHF	13,960,000	195,313	(E)	11,876	12/18/29	0.35% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(183,437)
	CHF	19,867,000	116,604	(E)	(20,528)	12/18/24	0.65% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(137,132)
	CZK	215,585,000	451,764		(125)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(543,079)
	CZK	508,186,000	168,181		(83)	8/9/21	6 month CZK-PRIBOR — Semiannually	1.6625% — Annually	(195,086)
	CZK	205,903,000	194,052		(72)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	(212,852)
	EUR	1,144,400	341,296	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(341,340)
	EUR	1,556,300	460,208	(E)	(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	460,147
	EUR	1,719,000	458,727	(E)	(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(458,792)
	EUR	1,739,200	432,761	(E)	(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(432,828)
	EUR	2,008,000	434,640	(E)	(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(434,718)
	EUR	1,798,800	456,932	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	456,864
	EUR	2,077,000	409,393	(E)	(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(409,473)
	EUR	1,655,300	275,661	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(275,724)
	EUR	1,510,500	225,232	(E)	(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(225,291)
	EUR	904,900	104,391	(E)	(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(104,426)
	EUR	3,288,600	47,861	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	47,736
	EUR	2,023,200	211,355	(E)	(76)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(211,431)
	EUR	2,735,100	188,918	(E)	(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	188,816
	EUR	12,443,000	69,416	(E)	(52,899)	12/18/24	—	0.35% plus 6 month EUR-EURIBOR-REUTERS — Annually	(122,315)
	EUR	18,867,000	22,789	(E)	(193,465)	12/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.05% — Annually	(170,676)
	EUR	10,688,000	82,381		(94)		—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	82,296
	GBP	14,413,000	16,037		(66)	9/18/21	6 month GBP-LIBOR-BBA — Semiannually	0.712% — Semiannually	(18,774)
	GBP	2,924,000	73,245		(50)	9/18/29	0.616% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	74,162
	GBP	33,998,000	4,756	(E)	(4,374)	12/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.75% — Semiannually	381
	GBP	6,290,000	17,852	(E)	22,180	12/18/29	6 month GBP-LIBOR-BBA — Semiannually	0.80% — Semiannually	4,329
	JPY	110,098,700	91,658	(E)	(32)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(91,690)
	NOK	133,879,000	64,959		(127)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	65,633
	NOK	70,225,000	12,195		(109)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(10,394)
	NOK	162,818,000	33,020		—	9/18/21	1.8125% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	33,393
	NOK	75,120,000	31,988	(E)	47,742	12/18/24	1.75% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	79,731
	NOK	25,378,000	11,527	(E)	(17,752)	12/18/29	1.80% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(6,224)
	NZD	32,992,000	43,723		(81)	8/7/21	3 month NZD-BBR-FRA — Quarterly	1.15% — Semiannually	29,306
	NZD	31,080,000	111,133	(E)	(65,602)	12/18/24	1.00% — Semiannually	3 month NZD-BBR-FRA — Quarterly	45,532
	NZD	7,207,000	56,387	(E)	(70,598)	12/18/29	1.30% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(14,210)
	SEK	36,591,000	240,490		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	283,390
	SEK	36,591,000	249,832		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	293,776
	SEK	36,591,000	249,074		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	292,924
	SEK	57,506,000	45,454	(E)	979	12/18/24	0.05% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	46,433
	SEK	50,741,000	23,711	(E)	(21,088)	12/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.40% — Annually	(44,798)

	Total				$206,507				$(6,001,030)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$1,030,603	$1,031,213	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$1,574
174,744	174,848	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	267
123,443	123,516	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	188
808,054	807,700	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	576
13,239,502	13,220,596	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,108)
1,569,566	1,567,109	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(360)
206,046	206,106	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	345
465,594	464,698	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	96
7,980,169	7,969,602	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,116)
135,705	133,999	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(410)
89,265	85,423	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,919)
450,073	445,680	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(522)
320,051	309,907	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	6,203
120,627	119,636	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	402
92,089	91,332	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	307
72,615	72,019	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	242
88,577	87,067	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(512)
175,820	174,080	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	319
25,230	24,980	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	46
11,877	11,760	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	22
Citibank, N.A.
1,773,049	1,770,517	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(148)
779,255	778,142	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(65)
270,833	270,446	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(23)
Credit Suisse International
591,016	590,172	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(49)
205,593	203,904	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	685
586,952	586,175	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(303)
220,122	217,414	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(480)
159,732	157,724	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(483)
82,648	79,313	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,547)
44,017	43,464	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(133)
25,180	24,864	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(76)
9,419	9,039	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(290)
624,646	600,246	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17,741)
223,994	215,244	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,362)
115,663	114,534	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	134
9,270	9,179	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11
402,881	398,948	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(468)
195,945	189,734	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,797
215,063	208,246	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	4,168
192,520	190,938	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	641
Deutsche Bank AG
586,952	586,175	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(303)
Goldman Sachs International
24,094	24,062	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(12)
64,271	64,186	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(33)
139,665	139,480	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(72)
262,074	261,727	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(135)
314,459	314,043	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(162)
371,775	371,283	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(192)
509,328	508,653	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(263)
315,451	306,048	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	6,666
399,416	383,296	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(12,311)
316,388	303,619	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,752)
166,968	160,229	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,146)
273,459	270,023	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	826
778,626	748,211	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,114)
504,128	482,432	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,487)
436,279	417,502	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,268)
222,273	213,591	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,313)
221,482	211,950	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,243)
221,482	211,950	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,243)
127,618	126,010	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(192)
710,564	703,628	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(825)
306,764	297,041	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,945
129,269	127,065	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(747)
124,869	122,740	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(721)
62,438	61,373	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(361)
62,059	61,001	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(359)
9,334	9,175	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(54)
55,313	54,766	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	101
3,979	3,940	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7
JPMorgan Chase Bank N.A.
622,319	616,245	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	722
361,076	357,551	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	419
335,162	331,891	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	389
120,027	118,856	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	139
306,764	297,041	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,945
JPMorgan Securities LLC
445,253	441,595	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,483)
91,174	90,029	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	276
974,838	935,495	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	30,048
375,468	358,056	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,535)
1,472,636	1,409,256	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	48,158

Upfront premium received		—	Unrealized appreciation			119,664

Upfront premium (paid)		—	Unrealized (depreciation)			(159,441)

	Total	$—			Total	$(39,777)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	11,045,000	$1,396,522	$(264)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$1,396,259
EUR	8,807,000	1,134,296	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,134,296
EUR	8,807,000	375,974	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(375,974)
EUR	14,401,000	438,445	(169)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(438,614)
EUR	14,401,000	441,689	(169)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(441,858)
EUR	14,401,000	442,766	(170)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(442,936)
EUR	14,401,000	443,858	(170)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(444,028)
EUR	11,045,000	480,606	(142)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(480,748)
GBP	8,846,000	368,247	(189)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	368,058
GBP	6,900,000	1,117	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,277)
GBP	2,477,000	6,613	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(6,671)
GBP	5,308,000	37,074	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(37,198)
GBP	9,908,000	104,933	(234)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(105,167)
GBP	2,661,000	714,848	(140)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(714,988)
	$7,952,000	358,230	(86)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	358,144
	7,952,000	133,363	(49)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(133,412)

Total			$(2,124)				$(366,114)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$9,980	$146,000	$12,512	5/11/63	300 bp — Monthly	$(2,447)
	CMBX NA BBB-.6 Index	BBB-/P	19,586	325,000	27,853	5/11/63	300 bp — Monthly	(8,077)
	CMBX NA BBB-.6 Index	BBB-/P	40,127	650,000	55,705	5/11/63	300 bp — Monthly	(15,198)
	CMBX NA BBB-.6 Index	BBB-/P	38,247	671,000	57,505	5/11/63	300 bp — Monthly	(18,866)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	1,470	7,000	1,084	5/11/63	500 bp — Monthly	393
	CMBX NA BB.6 Index	BB/P	50,350	265,000	41,022	5/11/63	500 bp — Monthly	9,586
	CMBX NA BB.6 Index	BB/P	82,680	416,000	64,397	5/11/63	500 bp — Monthly	18,688
	CMBX NA BB.6 Index	BB/P	149,573	924,000	143,035	5/11/63	500 bp — Monthly	7,436
	CMBX NA BB.6 Index	BB/P	175,851	928,000	143,654	5/11/63	500 bp — Monthly	33,098
	CMBX NA BB.6 Index	BB/P	317,017	1,288,000	199,382	5/11/63	500 bp — Monthly	118,887
	CMBX NA BB.7 Index	BB/P	11,367	125,000	7,888	1/17/47	500 bp — Monthly	3,601
	CMBX NA BB.7 Index	BB/P	41,933	302,000	19,056	1/17/47	500 bp — Monthly	23,171
	CMBX NA BB.7 Index	BB/P	81,233	632,000	39,879	1/17/47	500 bp — Monthly	41,968
	CMBX NA BB.7 Index	BB/P	105,809	876,000	55,276	1/17/47	500 bp — Monthly	51,385
	CMBX NA BBB-.6 Index	BBB-/P	3,617	40,000	3,428	5/11/63	300 bp — Monthly	213
	CMBX NA BBB-.6 Index	BBB-/P	4,274	50,000	4,285	5/11/63	300 bp — Monthly	18
	CMBX NA BBB-.6 Index	BBB-/P	5,411	60,000	5,142	5/11/63	300 bp — Monthly	304
	CMBX NA BBB-.6 Index	BBB-/P	5,419	61,000	5,228	5/11/63	300 bp — Monthly	227
	CMBX NA BBB-.6 Index	BBB-/P	7,904	89,000	7,627	5/11/63	300 bp — Monthly	328
	CMBX NA BBB-.6 Index	BBB-/P	18,584	191,000	16,369	5/11/63	300 bp — Monthly	2,326
	CMBX NA BBB-.6 Index	BBB-/P	17,399	203,000	17,397	5/11/63	300 bp — Monthly	120
	CMBX NA BBB-.6 Index	BBB-/P	19,078	210,000	17,997	5/11/63	300 bp — Monthly	1,204
	CMBX NA BBB-.6 Index	BBB-/P	29,875	292,000	25,024	5/11/63	300 bp — Monthly	5,021
	CMBX NA BBB-.6 Index	BBB-/P	27,693	304,000	26,053	5/11/63	300 bp — Monthly	1,818
	CMBX NA BBB-.6 Index	BBB-/P	27,597	323,000	27,681	5/11/63	300 bp — Monthly	105
	CMBX NA BBB-.6 Index	BBB-/P	36,939	363,000	31,109	5/11/63	300 bp — Monthly	6,042
	CMBX NA BBB-.6 Index	BBB-/P	72,785	798,000	68,389	5/11/63	300 bp — Monthly	4,862
	CMBX NA BBB-.6 Index	BBB-/P	74,081	810,000	69,417	5/11/63	300 bp — Monthly	5,137
	CMBX NA BBB-.6 Index	BBB-/P	118,399	1,266,000	108,496	5/11/63	300 bp — Monthly	10,642
	CMBX NA BBB-.6 Index	BBB-/P	116,159	1,283,000	109,953	5/11/63	300 bp — Monthly	6,955
	CMBX NA BBB-.6 Index	BBB-/P	399,658	4,221,000	361,740	5/11/63	300 bp — Monthly	40,380
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	63,938	478,000	30,162	1/17/47	500 bp — Monthly	34,241
	CMBX NA BBB-.6 Index	BBB-/P	108,504	982,000	84,157	5/11/63	300 bp — Monthly	24,920
	CMBX NA BBB-.6 Index	BBB-/P	251,482	2,276,000	195,053	5/11/63	300 bp — Monthly	57,757
	CMBX NA BBB-.6 Index	BBB-/P	2,374,619	25,272,000	2,165,810	5/11/63	300 bp — Monthly	223,551
	CMBX NA BBB-.7 Index	BBB-/P	27,745	351,000	1,685	1/17/47	300 bp — Monthly	26,264
	CMBX NA BBB-.7 Index	BBB-/P	143,170	2,180,000	10,464	1/17/47	300 bp — Monthly	133,978
	CMBX NA BBB-.7 Index	BBB-/P	551,479	7,461,000	35,813	1/17/47	300 bp — Monthly	520,018
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	14,630	88,000	7,542	5/11/63	300 bp — Monthly	7,140
	CMBX NA BBB-.6 Index	BBB-/P	20,235	183,000	15,683	5/11/63	300 bp — Monthly	4,659
	CMBX NA BBB-.6 Index	BBB-/P	25,594	188,000	16,112	5/11/63	300 bp — Monthly	9,592
	CMBX NA BBB-.6 Index	BBB-/P	9,360	192,000	16,454	5/11/63	300 bp — Monthly	(6,982)
	CMBX NA BBB-.6 Index	BBB-/P	21,361	203,000	17,397	5/11/63	300 bp — Monthly	4,083
	CMBX NA BBB-.6 Index	BBB-/P	17,848	206,000	17,654	5/11/63	300 bp — Monthly	314
	CMBX NA BBB-.6 Index	BBB-/P	24,541	223,000	19,111	5/11/63	300 bp — Monthly	5,560
	CMBX NA BBB-.6 Index	BBB-/P	17,962	227,000	19,454	5/11/63	300 bp — Monthly	(1,359)
	CMBX NA BBB-.6 Index	BBB-/P	27,421	245,000	20,997	5/11/63	300 bp — Monthly	6,567
	CMBX NA BBB-.6 Index	BBB-/P	29,178	261,000	22,368	5/11/63	300 bp — Monthly	6,963
	CMBX NA BBB-.6 Index	BBB-/P	24,979	296,000	25,367	5/11/63	300 bp — Monthly	(216)
	CMBX NA BBB-.6 Index	BBB-/P	37,886	326,000	27,938	5/11/63	300 bp — Monthly	10,138
	CMBX NA BBB-.6 Index	BBB-/P	39,813	327,000	28,024	5/11/63	300 bp — Monthly	11,980
	CMBX NA BBB-.6 Index	BBB-/P	34,213	341,000	29,224	5/11/63	300 bp — Monthly	5,188
	CMBX NA BBB-.6 Index	BBB-/P	58,232	389,000	33,337	5/11/63	300 bp — Monthly	25,122
	CMBX NA BBB-.6 Index	BBB-/P	57,641	392,000	33,594	5/11/63	300 bp — Monthly	24,275
	CMBX NA BBB-.6 Index	BBB-/P	44,904	403,000	34,537	5/11/63	300 bp — Monthly	10,602
	CMBX NA BBB-.6 Index	BBB-/P	34,559	417,000	35,737	5/11/63	300 bp — Monthly	(934)
	CMBX NA BBB-.6 Index	BBB-/P	45,403	418,000	35,823	5/11/63	300 bp — Monthly	9,825
	CMBX NA BBB-.6 Index	BBB-/P	45,228	418,000	35,823	5/11/63	300 bp — Monthly	9,649
	CMBX NA BBB-.6 Index	BBB-/P	37,046	439,000	37,622	5/11/63	300 bp — Monthly	(320)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	39,593	5/11/63	300 bp — Monthly	12,229
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	39,593	5/11/63	300 bp — Monthly	12,229
	CMBX NA BBB-.6 Index	BBB-/P	73,722	531,000	45,507	5/11/63	300 bp — Monthly	28,525
	CMBX NA BBB-.6 Index	BBB-/P	48,875	566,000	48,506	5/11/63	300 bp — Monthly	699
	CMBX NA BBB-.6 Index	BBB-/P	86,808	576,000	49,363	5/11/63	300 bp — Monthly	37,781
	CMBX NA BBB-.6 Index	BBB-/P	59,933	597,000	51,163	5/11/63	300 bp — Monthly	9,118
	CMBX NA BBB-.6 Index	BBB-/P	31,646	638,000	54,677	5/11/63	300 bp — Monthly	(22,658)
	CMBX NA BBB-.6 Index	BBB-/P	34,009	652,000	55,876	5/11/63	300 bp — Monthly	(21,487)
	CMBX NA BBB-.6 Index	BBB-/P	76,544	707,000	60,590	5/11/63	300 bp — Monthly	16,366
	CMBX NA BBB-.6 Index	BBB-/P	69,759	928,000	79,530	5/11/63	300 bp — Monthly	(9,229)
	CMBX NA BBB-.6 Index	BBB-/P	134,739	961,000	82,358	5/11/63	300 bp — Monthly	52,942
	CMBX NA BBB-.6 Index	BBB-/P	124,607	1,193,000	102,240	5/11/63	300 bp — Monthly	23,063
	CMBX NA BBB-.6 Index	BBB-/P	155,880	1,414,000	121,180	5/11/63	300 bp — Monthly	35,525
	CMBX NA BBB-.6 Index	BBB-/P	184,707	1,551,000	132,921	5/11/63	300 bp — Monthly	52,691
	CMBX NA BBB-.6 Index	BBB-/P	93,617	1,935,000	165,830	5/11/63	300 bp — Monthly	(71,084)
	CMBX NA BBB-.6 Index	BBB-/P	320,704	2,144,000	183,741	5/11/63	300 bp — Monthly	138,214
	CMBX NA BBB-.7 Index	BBB-/P	46,909	673,000	3,230	1/17/47	300 bp — Monthly	44,071
	CMBX NA BBB-.7 Index	BBB-/P	107,990	1,461,000	7,013	1/17/47	300 bp — Monthly	101,829
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	79,440	375,000	58,050	5/11/63	500 bp — Monthly	21,754
	CMBX NA BB.6 Index	BB/P	86,142	407,000	63,004	5/11/63	500 bp — Monthly	23,534
	CMBX NA BB.10 Index	BB-/P	50,149	625,000	44,500	5/11/63	500 bp — Monthly	6,257
	CMBX NA BB.6 Index	BB/P	109,255	519,000	80,341	5/11/63	500 bp — Monthly	29,418
	CMBX NA BBB-.6 Index	BBB-/P	3,292	37,000	3,171	5/11/63	300 bp — Monthly	142
	CMBX NA BBB-.6 Index	BBB-/P	4,225	42,000	3,599	5/11/63	300 bp — Monthly	650
	CMBX NA BBB-.6 Index	BBB-/P	6,613	67,000	5,742	5/11/63	300 bp — Monthly	910
	CMBX NA BBB-.6 Index	BBB-/P	16,167	162,000	13,883	5/11/63	300 bp — Monthly	2,378
	CMBX NA BBB-.6 Index	BBB-/P	22,052	221,000	18,940	5/11/63	300 bp — Monthly	3,241
	CMBX NA BBB-.6 Index	BBB-/P	27,693	304,000	26,053	5/11/63	300 bp — Monthly	1,818
	CMBX NA BBB-.6 Index	BBB-/P	30,010	312,000	26,738	5/11/63	300 bp — Monthly	3,453
	CMBX NA BBB-.6 Index	BBB-/P	5,517,466	41,706,000	3,574,204	5/11/63	300 bp — Monthly	1,967,591
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	108,990	672,000	104,026	5/11/63	500 bp — Monthly	5,618
	CMBX NA BBB-.6 Index	BBB-/P	35,738	395,000	33,852	5/11/63	300 bp — Monthly	2,117
	CMBX NA BBB-.6 Index	BBB-/P	329,304	3,688,000	316,062	5/11/63	300 bp — Monthly	15,394
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	32,411	230,000	19,711	5/11/63	300 bp — Monthly	12,834
	CMBX NA BBB-.6 Index	BBB-/P	86,313	584,000	50,049	5/11/63	300 bp — Monthly	36,605
	CMBX NA BBB-.6 Index	BBB-/P	86,440	584,000	50,049	5/11/63	300 bp — Monthly	36,732
	CMBX NA BBB-.6 Index	BBB-/P	85,231	585,000	50,135	5/11/63	300 bp — Monthly	35,438
	CMBX NA BBB-.6 Index	BBB-/P	172,880	1,168,000	100,098	5/11/63	300 bp — Monthly	73,464
	CMBX NA BBB-.6 Index	BBB-/P	173,042	1,168,000	100,098	5/11/63	300 bp — Monthly	73,626
	CMBX NA BBB-.6 Index	BBB-/P	171,233	1,171,000	100,355	5/11/63	300 bp — Monthly	71,562
	CMBX NA BBB-.6 Index	BBB-/P	208,733	1,509,000	129,321	5/11/63	300 bp — Monthly	80,292
	CMBX NA BBB-.6 Index	BBB-/P	258,148	1,753,000	150,232	5/11/63	300 bp — Monthly	108,938
	CMBX NA BBB-.6 Index	BBB-/P	255,855	1,756,000	150,489	5/11/63	300 bp — Monthly	106,390
	CMBX NA BBB-.6 Index	BBB-/P	344,982	2,337,000	200,281	5/11/63	300 bp — Monthly	146,064
	CMBX NA A.6 Index	A/P	61	6,000	23	5/11/63	200 bp — Monthly	86
	CMBX NA BB.6 Index	BB/P	8,315	46,000	7,121	5/11/63	500 bp — Monthly	1,238
	CMBX NA BB.6 Index	BB/P	101,667	414,000	64,087	5/11/63	500 bp — Monthly	37,982
	CMBX NA BB.6 Index	BB/P	204,028	828,000	128,174	5/11/63	500 bp — Monthly	76,659
	CMBX NA BBB-.6 Index	BBB-/P	620	5,000	429	5/11/63	300 bp — Monthly	194
	CMBX NA BBB-.6 Index	BBB-/P	1,175	11,000	943	5/11/63	300 bp — Monthly	239
	CMBX NA BBB-.6 Index	BBB-/P	2,117	20,000	1,714	5/11/63	300 bp — Monthly	414
	CMBX NA BBB-.6 Index	BBB-/P	3,029	25,000	2,143	5/11/63	300 bp — Monthly	901
	CMBX NA BBB-.6 Index	BBB-/P	4,605	38,000	3,257	5/11/63	300 bp — Monthly	1,370
	CMBX NA BBB-.6 Index	BBB-/P	5,923	50,000	4,285	5/11/63	300 bp — Monthly	1,667
	CMBX NA BBB-.6 Index	BBB-/P	12,211	94,000	8,056	5/11/63	300 bp — Monthly	4,210
	CMBX NA BBB-.6 Index	BBB-/P	9,936	104,000	8,913	5/11/63	300 bp — Monthly	1,084
	CMBX NA BBB-.6 Index	BBB-/P	13,353	109,000	9,341	5/11/63	300 bp — Monthly	4,076
	CMBX NA BBB-.6 Index	BBB-/P	17,740	118,000	10,113	5/11/63	300 bp — Monthly	7,696
	CMBX NA BBB-.6 Index	BBB-/P	18,054	141,000	12,084	5/11/63	300 bp — Monthly	6,052
	CMBX NA BBB-.6 Index	BBB-/P	18,684	164,000	14,055	5/11/63	300 bp — Monthly	4,725
	CMBX NA BBB-.6 Index	BBB-/P	19,950	170,000	14,569	5/11/63	300 bp — Monthly	5,481
	CMBX NA BBB-.6 Index	BBB-/P	19,918	204,000	17,483	5/11/63	300 bp — Monthly	2,554
	CMBX NA BBB-.6 Index	BBB-/P	24,251	206,000	17,654	5/11/63	300 bp — Monthly	6,717
	CMBX NA BBB-.6 Index	BBB-/P	25,446	215,000	18,426	5/11/63	300 bp — Monthly	7,146
	CMBX NA BBB-.6 Index	BBB-/P	24,997	218,000	18,683	5/11/63	300 bp — Monthly	6,441
	CMBX NA BBB-.6 Index	BBB-/P	24,104	270,000	23,139	5/11/63	300 bp — Monthly	1,122
	CMBX NA BBB-.6 Index	BBB-/P	49,325	291,000	24,939	5/11/63	300 bp — Monthly	24,556
	CMBX NA BBB-.6 Index	BBB-/P	27,490	323,000	27,681	5/11/63	300 bp — Monthly	(3)
	CMBX NA BBB-.6 Index	BBB-/P	48,789	348,000	29,824	5/11/63	300 bp — Monthly	19,168
	CMBX NA BBB-.6 Index	BBB-/P	64,507	433,000	37,108	5/11/63	300 bp — Monthly	27,651
	CMBX NA BBB-.6 Index	BBB-/P	41,997	449,000	38,479	5/11/63	300 bp — Monthly	3,779
	CMBX NA BBB-.6 Index	BBB-/P	61,333	542,000	46,449	5/11/63	300 bp — Monthly	15,200
	CMBX NA BBB-.6 Index	BBB-/P	76,220	629,000	53,905	5/11/63	300 bp — Monthly	22,681
	CMBX NA BBB-.6 Index	BBB-/P	131,387	1,239,000	106,182	5/11/63	300 bp — Monthly	25,928

Upfront premium received			17,415,657		Unrealized appreciation			5,314,820

Upfront premium (paid)			—		Unrealized (depreciation)			(178,860)

	Total		$17,415,657				Total	$5,135,960
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(56)	$6,000	$23	5/11/63	(200 bp) — Monthly	$(81)
	CMBX NA BB.10 Index	(30,474)	292,000	20,790	11/17/59	(500 bp) — Monthly	(9,968)
	CMBX NA BB.10 Index	(26,425)	241,000	17,159	11/17/59	(500 bp) — Monthly	(9,500)
	CMBX NA BB.11 Index	(113,495)	876,000	58,079	11/18/54	(500 bp) — Monthly	(56,268)
	CMBX NA BB.11 Index	(28,279)	300,000	19,890	11/18/54	(500 bp) — Monthly	(8,680)
	CMBX NA BB.11 Index	(20,651)	286,000	18,962	11/18/54	(500 bp) — Monthly	(1,968)
	CMBX NA BB.8 Index	(17,507)	141,000	14,988	10/17/57	(500 bp) — Monthly	(2,656)
	CMBX NA BB.9 Index	(451,690)	4,376,000	210,048	9/17/58	(500 bp) — Monthly	(245,894)
	CMBX NA BB.9 Index	(39,744)	616,000	29,568	9/17/58	(500 bp) — Monthly	(10,775)
	CMBX NA BB.9 Index	(16,453)	255,000	12,240	9/17/58	(500 bp) — Monthly	(4,460)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	43,147	11/17/59	(500 bp) — Monthly	(38,297)
	CMBX NA BB.10 Index	(71,945)	605,000	43,076	11/17/59	(500 bp) — Monthly	(29,457)
	CMBX NA BB.10 Index	(39,651)	319,000	22,713	11/17/59	(500 bp) — Monthly	(17,249)
	CMBX NA BB.7 Index	(21,534)	1,220,000	188,856	5/11/63	(500 bp) — Monthly	166,136
	CMBX NA BB.7 Index	(54,048)	293,000	18,488	1/17/47	(500 bp) — Monthly	(35,845)
	CMBX NA BB.9 Index	(286,506)	2,858,000	137,184	9/17/58	(500 bp) — Monthly	(152,100)
	Goldman Sachs International
	CMBX NA BB.6 Index	(13,197)	129,000	19,969	5/11/63	(500 bp) — Monthly	6,647
	CMBX NA BB.7 Index	(71,729)	474,000	29,909	1/17/47	(500 bp) — Monthly	(42,281)
	CMBX NA BB.7 Index	(84,052)	513,000	32,370	1/17/47	(500 bp) — Monthly	(52,180)
	CMBX NA BB.7 Index	(57,666)	284,000	17,920	1/17/47	(500 bp) — Monthly	(40,022)
	CMBX NA BB.7 Index	(31,785)	188,000	11,863	1/17/47	(500 bp) — Monthly	(20,105)
	CMBX NA BB.7 Index	(31,765)	174,000	10,979	1/17/47	(500 bp) — Monthly	(20,955)
	CMBX NA BB.9 Index	(18,626)	117,000	5,616	9/17/58	(500 bp) — Monthly	(13,124)
	CMBX NA BB.9 Index	(8,847)	56,000	2,688	9/17/58	(500 bp) — Monthly	(6,214)
	CMBX NA BB.9 Index	(8,945)	56,000	2,688	9/17/58	(500 bp) — Monthly	(6,311)
	JPMorgan Securities LLC
	CMBX NA BB.12 Index	(56,992)	625,000	48,500	8/17/61	(500 bp) — Monthly	(9,100)
	CMBX NA BB.6 Index	(84,642)	602,000	93,190	5/11/63	(500 bp) — Monthly	7,962
	CMBX NA BB.6 Index	(62,055)	428,000	66,254	5/11/63	(500 bp) — Monthly	3,783
	CMBX NA BB.6 Index	(26,464)	184,000	28,483	5/11/63	(500 bp) — Monthly	1,840
	CMBX NA BB.6 Index	(133)	1,000	155	5/11/63	(500 bp) — Monthly	21
	CMBX NA BB.7 Index	(532,897)	4,211,000	265,714	1/17/47	(500 bp) — Monthly	(271,279)
	CMBX NA BB.9 Index	(20,526)	356,000	17,088	9/17/58	(500 bp) — Monthly	(3,784)
	CMBX NA BB.9 Index	(39,347)	278,000	13,344	9/17/58	(500 bp) — Monthly	(26,273)
	CMBX NA BB.9 Index	(26,674)	169,000	8,112	9/17/58	(500 bp) — Monthly	(18,726)
	CMBX NA BB.9 Index	(19,207)	136,000	6,528	9/17/58	(500 bp) — Monthly	(12,811)
	CMBX NA BB.9 Index	(13,261)	85,000	4,080	9/17/58	(500 bp) — Monthly	(9,264)
	CMBX NA BB.9 Index	(1,840)	12,000	576	9/17/58	(500 bp) — Monthly	(1,276)
	CMBX NA BBB-.7 Index	(138,115)	3,640,000	17,472	1/17/47	(300 bp) — Monthly	(122,766)
	CMBX NA BBB-.7 Index	(35,762)	756,000	3,629	1/17/47	(300 bp) — Monthly	(32,574)
	CMBX NA BBB-.7 Index	(11,036)	304,000	1,459	1/17/47	(300 bp) — Monthly	(9,754)
	Merrill Lynch International
	CMBX NA BB.10 Index	(34,710)	292,000	20,790	11/17/59	(500 bp) — Monthly	(14,204)
	CMBX NA BB.10 Index	(30,774)	292,000	20,790	11/17/59	(500 bp) — Monthly	(10,267)
	CMBX NA BB.9 Index	(5,546)	2,592,000	124,416	9/17/58	(500 bp) — Monthly	116,350
	CMBX NA BBB-.7 Index	(75,310)	919,000	4,411	1/17/47	(300 bp) — Monthly	(71,435)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	1,613	1/17/47	(300 bp) — Monthly	(32,818)
	CMBX NA BB.10 Index	(30,624)	292,000	20,790	11/17/59	(500 bp) — Monthly	(10,117)
	CMBX NA BB.11 Index	(9,815)	103,000	6,829	11/18/54	(500 bp) — Monthly	(3,086)
	CMBX NA BB.12 Index	(5,718)	70,000	5,432	9/17/58	(500 bp) — Monthly	(354)
	CMBX NA BB.7 Index	(142,886)	741,000	46,757	1/17/47	(500 bp) — Monthly	(96,850)
	CMBX NA BB.7 Index	(75,213)	374,000	23,599	1/17/47	(500 bp) — Monthly	(51,978)
	CMBX NA BB.7 Index	(71,041)	352,000	22,211	1/17/47	(500 bp) — Monthly	(49,172)
	CMBX NA BB.7 Index	(57,259)	306,000	19,309	1/17/47	(500 bp) — Monthly	(38,248)
	CMBX NA BB.9 Index	(17,813)	293,000	14,064	9/17/58	(500 bp) — Monthly	(4,034)
	CMBX NA BB.9 Index	(18,021)	293,000	14,064	9/17/58	(500 bp) — Monthly	(4,242)
	CMBX NA BB.9 Index	(16,927)	275,000	13,200	9/17/58	(500 bp) — Monthly	(3,994)
	CMBX NA BB.9 Index	(19,384)	258,000	12,384	9/17/58	(500 bp) — Monthly	(7,250)
	CMBX NA BB.9 Index	(29,533)	205,000	9,840	9/17/58	(500 bp) — Monthly	(19,892)
	CMBX NA BB.9 Index	(22,495)	169,000	8,112	9/17/58	(500 bp) — Monthly	(14,548)
	CMBX NA BB.9 Index	(22,550)	166,000	7,968	9/17/58	(500 bp) — Monthly	(14,743)
	CMBX NA BB.9 Index	(24,292)	161,000	7,728	9/17/58	(500 bp) — Monthly	(16,721)
	CMBX NA BB.9 Index	(22,012)	161,000	7,728	9/17/58	(500 bp) — Monthly	(14,441)
	CMBX NA BB.9 Index	(17,446)	116,000	5,568	9/17/58	(500 bp) — Monthly	(11,990)
	CMBX NA BB.9 Index	(9,056)	103,000	4,944	9/17/58	(500 bp) — Monthly	(4,212)
	CMBX NA BB.9 Index	(15,719)	101,000	4,848	9/17/58	(500 bp) — Monthly	(10,969)
	CMBX NA BB.9 Index	(8,125)	95,000	4,560	9/17/58	(500 bp) — Monthly	(3,657)
	CMBX NA BB.9 Index	(11,806)	78,000	3,744	9/17/58	(500 bp) — Monthly	(8,138)
	CMBX NA BB.9 Index	(11,806)	78,000	3,744	9/17/58	(500 bp) — Monthly	(8,138)
	CMBX NA BBB-.7 Index	(30,222)	476,000	2,285	1/17/47	(300 bp) — Monthly	(28,215)

	Upfront premium received	—			Unrealized appreciation		302,739

	Upfront premium (paid)	(3,565,214)			Unrealized (depreciation)		(1,895,710)

	Total	$(3,565,214)				Total	$(1,592,971)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized depreciation
	NA HY Series 33 Index	$1,407,436	$21,160,000	$1,515,416	12/20/24	(500 bp) — Quarterly	$(207,902)

	Total	$1,407,436					$(207,902)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.12% as of the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through October 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $556,911,700.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,494, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$42,110,406	$38,373,882	$51,290,855	$201,965	$29,193,433

	Total Short-term investments	$42,110,406	$38,373,882	$51,290,855	$201,965	$29,193,433
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,011,419.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,568,814.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $314,757.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $12,293,090.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $464,519,495 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.1%
	Greece	2.7
	Brazil	1.9
	Mexico	1.5
	Indonesia	1.1
	Argentina	0.8
	Canada	0.6
	Russia	0.6
	Bermuda	0.5
	Ivory Coast	0.5
	Dominican Republic	0.5
	Other	2.2

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,973,102 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,568,814 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$2,386	$—	$—
Consumer cyclicals	299,187	51,130	—
Energy	—	410	8,747
Health care	11,075	—	—
Utilities and power	—	218,612	—

Total common stocks	312,648	270,152	8,747
Asset-backed securities	—	8,646,880	—
Convertible bonds and notes	—	21,170,347	—
Convertible preferred stocks	—	—	6,400
Corporate bonds and notes	—	139,140,196	313
Foreign government and agency bonds and notes	—	65,343,470	—
Mortgage-backed securities	—	244,213,332	—
Preferred stocks	—	429,559	—
Purchased options outstanding	—	734,043	—
Purchased swap options outstanding	—	29,999,631	—
Senior loans	—	19,484,198	—
U.S. government and agency mortgage obligations	—	231,338,535	—
U.S. treasury obligations	—	3,107,377	—
Short-term investments	33,571,433	26,731,392	—

Totals by level	$33,884,081	$790,609,112	$15,460
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(578,775)	$—
Futures contracts	222,896	—	—
Written options outstanding	—	(635,984)	—
Written swap options outstanding	—	(22,228,122)	—
Forward premium swap option contracts	—	1,198,141	—
TBA sale commitments	—	(11,463,125)	—
Interest rate swap contracts	—	(6,207,537)	—
Total return swap contracts	—	(403,767)	—
Credit default contracts	—	(11,922,792)	—

Totals by level	$222,896	$(52,241,961)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$225,500,000
Purchased currency option contracts (contract amount)	$103,500,000
Purchased swap option contracts (contract amount)	$1,435,200,000
Written TBA commitment option contracts (contract amount)	$300,500,000
Written currency option contracts (contract amount)	$84,800,000
Written swap option contracts (contract amount)	$950,500,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$307,800,000
Centrally cleared interest rate swap contracts (notional)	$2,367,300,000
OTC total return swap contracts (notional)	$47,400,000
Centrally cleared total return swap contracts (notional)	$183,300,000
OTC credit default contracts (notional)	$186,200,000
Centrally cleared credit default contracts (notional)	$21,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com